Tangible Assets And Assets Under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 537,128
Transfers from assets under construction	0	$ 57,107	$ 0
Sale of vessel	(2,186)	0	0
Balance, period end	511,286	537,128
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	884,873	841,541	834,352
Additions	12,887	11,124	7,585
Disposals	(52)	(130)
Write-down/ Write-off			(396)
Impairment loss	(16,435)	(24,769)
Transfers from assets under construction		57,107
Sale of vessel	(2,186)
Balance, period end	879,087	884,873	841,541
Cost [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	552,135	522,998	521,375
Additions	6,130	2,445	1,931
Write-down/ Write-off			(308)
Impairment loss	(14,920)	(24,769)
Transfers from assets under construction		51,461
Sale of vessel	(2,186)
Balance, period end	541,159	552,135	522,998
Cost [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	62,255	55,481	51,185
Additions	5,943	6,774	4,296
Impairment loss	(1,515)
Balance, period end	66,683	62,255	55,481
Cost [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	230,737	225,554	224,772
Additions	604	1,510	870
Disposals		(130)
Write-down/ Write-off			(88)
Transfers from assets under construction		3,803
Balance, period end	231,341	230,737	225,554
Cost [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	31,043	29,190	29,190
Additions	188	10	0
Transfers from assets under construction		1,843
Balance, period end	31,231	31,043	29,190
Cost [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	8,703	8,318	7,830
Additions	22	385	488
Disposals	(52)
Balance, period end	8,673	8,703	8,318
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(347,745)	(320,730)	(290,484)
Additions	(33,296)	(32,557)	(30,322)
Disposal		169
Write-down/ Write-off			76
Impairment loss	13,240	5,373
Transfers from assets under construction		0
Balance, period end	(367,801)	(347,745)	(320,730)
Accumulated Depreciation [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(231,925)	(216,983)	(198,508)
Additions	(20,998)	(20,315)	(18,475)
Write-down/ Write-off			0
Impairment loss	12,457	5,373
Transfers from assets under construction		0
Balance, period end	(240,466)	(231,925)	(216,983)
Accumulated Depreciation [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(48,136)	(44,014)	(40,055)
Additions	(4,356)	(4,122)	(3,959)
Impairment loss	783
Balance, period end	(51,709)	(48,136)	(44,014)
Accumulated Depreciation [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(48,128)	(41,023)	(34,184)
Additions	(7,339)	(7,274)	(6,915)
Disposal		169
Write-down/ Write-off			76
Transfers from assets under construction		0
Balance, period end	(55,467)	(48,128)	(41,023)
Accumulated Depreciation [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(13,433)	(13,078)	(12,777)
Additions	(396)	(355)	(301)
Transfers from assets under construction		0
Balance, period end	(13,829)	(13,433)	(13,078)
Accumulated Depreciation [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(6,123)	(5,632)	(4,960)
Additions	(207)	(491)	(672)
Balance, period end	(6,330)	(6,123)	(5,632)
Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	537,128	520,811	543,868
Additions	(20,409)	(21,433)	(22,737)
Disposals	(52)
Disposal		39
Write-down/ Write-off			(320)
Impairment loss	(3,195)	(19,396)
Transfers from assets under construction		57,107
Sale of vessel	(2,186)
Balance, period end	511,286	537,128	520,811
Net Book Value | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	320,210	306,015	322,867
Additions	(14,868)	(17,870)	(16,544)
Write-down/ Write-off			(308)
Impairment loss	(2,463)	(19,396)
Transfers from assets under construction		51,461
Sale of vessel	(2,186)
Balance, period end	300,693	320,210	306,015
Net Book Value | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	14,119	11,467	11,130
Additions	1,587	2,652	337
Impairment loss	(732)
Balance, period end	14,974	14,119	11,467
Net Book Value | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	182,609	184,531	190,588
Additions	(6,735)	(5,764)	(6,045)
Disposal		39
Write-down/ Write-off			(12)
Transfers from assets under construction		3,803
Balance, period end	175,874	182,609	184,531
Net Book Value | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	17,610	16,112	16,413
Additions	(208)	(345)	(301)
Transfers from assets under construction		1,843
Balance, period end	17,402	17,610	16,112
Net Book Value | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	2,580	2,686	2,870
Additions	(185)	(106)	(184)
Disposals	(52)
Balance, period end	$ 2,343	$ 2,580	$ 2,686